Note 12 - Stock Options and Stock-based Employee Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Share Based Compensation Arrangement by Stock Options and Restricted Stock Units Outstanding and Available for Future Issuance [Table Text Block]
	December 31,
(in thousands)	2023	2022

Stock Options and RSUs Outstanding
2020 Plan	22	2
2011 Plan	2	2
Non-Plan	-	-
Total Outstanding	24	4

Available for Future Grants under the 2020 Plan	19	1

Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]
(in whole numbers)
Stock Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (In Yrs)

Outstanding at January 1, 2024	15,400	$1,664.00
Reverse split adjustments - fractional share round ups	106	(91.91)
Forfeited or expired	(648)	2,044.85
Outstanding at September 30, 2024	14,858	$1,551.47	8.2

Vested and exercisable at September 30, 2024	7,286	$3,130.51	7.4

Vested and expected to vest at September 30, 2024	14,046	$1,561.94	8.1

(in thousands, except for weighted-average data)
Stock Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (In Years)

Outstanding at January 1, 2023	4	$6,858.00
Granted	12	21.78
Forfeited or expired	(1)	4,662.36
Outstanding at December 31, 2023	15	$1,664.00	8.8

Vested and exercisable at December 31, 2023	3	$7,784.10	5.9

Vested and expected to vest at December 31, 2023	14	$1,701.54	8.8

Share-Based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
(in whole numbers)
Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value

Outstanding at January 1, 2024	8,180	$52.49
Reverse split adjustments - fractional share round ups	67	(0.42)
Vested	(140)	912.01
Forfeited	(228)	21.58
Outstanding at September 30, 2024	7,879	$37.68

(in thousands, except for weighted-average data)
Restricted Stock Units	Shares	Weighted- Average Grant Date Fair Value

Outstanding at January 1, 2023	-	$-
Awarded	8	52.49
Vested	-	-
Cancelled	-	-
Outstanding at December 31, 2023	8	$52.49

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands)	2024	2023	2024	2023

Research and development	$32	$93	$114	$280
General and administrative	55	212	321	692
Total	$86	$305	$434	$972

	Year Ended December 31,
(in thousands)	2023	2022

Research and development	$383	$807
General and administrative	895	2,279
Total	$1,278	$3,086

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2023	2022

Weighted average expected volatility	112%	106%
Weighted average expected term	6.0	6.9
Weighted average risk-free interest rate	4.33%	1.70%
Expected dividends	-	-